Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities [Abstract]
Accrued Liabilities	Accrued Liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2023	2024
Interest on long-term debt	$2,910	$8,254
Vessels’ operating and voyage expenses	3,413	2,610
Commissions	512	644
Interest on derivatives and other finance expenses	1,316	104
General and administrative expenses	232	195
Total	$8,383	$11,807